UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2016

Item #1. Reports to Stockholders.

INDEX	Union Street Partners Value Fund

Semi-Annual Report to Shareholders

UNION STREET PARTNERS VALUE FUND

For the Six Months ended
March 31, 2016
(unaudited)

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2016 and are subject to change at any time.

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (unaudited)

COMMON STOCKS - 89.07%	Shares	Fair Value

AEROSPACE - 4.80%
The Boeing Company	8,000	$1,015,520

BANKS - 7.79%
Bank of America Corp.	64,200	867,984
Citigroup Inc.	18,700	780,725

		1,648,709

BEVERAGES - 1.68%
Diageo PLC Spons ADR	3,300	355,971

COMPUTERS - 16.72%
Apple Inc.	13,400	1,460,466
Intel Corp.	27,000	873,450
Microsoft Corp.	21,800	1,204,014

		3,537,930

DIVERSIFIED MANUFACTURING - 8.44%
Cummins Inc.	6,700	736,598
General Electric Co.	33,000	1,049,070

		1,785,668

INSURANCE - 1.27%
Markel Corp.*	300	267,471

MEDICAL - 6.37%
Johnson & Johnson	6,100	660,020
Merck & Co. Inc.	13,000	687,830

		1,347,850

OIL - 16.49%
BP plc Spons ADR	27,592	832,727
Chevron Corp.	5,400	515,160
Exxon Mobil Corp.	8,600	718,874
Schlumberger Ltd.	11,600	855,500
Transocean Ltd.	62,000	566,680

		3,488,941

RETAIL - 12.56%
J.C. Penney Co., Inc.*	154,000	1,703,240
Target Corp.	11,600	954,448

		2,657,688

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS - continued
March 31, 2016 (unaudited)

COMMON STOCKS	Shares	Fair Value

TELECOMMUNICATIONS - 9.31%
AT&T Inc.	22,500	$881,325
Nokia Corp. Spons ADR	120,000	709,200
Verizon Communications Inc.	7,000	378,560

		1,969,085

TRANSPORTATION - 3.64%
Ford Motor Co.	56,950	768,825

TOTAL COMMON STOCKS - 89.07%		18,843,658

(Cost: $14,273,251)

WARRANTS - 6.84%

FINANCIAL - 6.84%
JP Morgan Chase & Co. Warrant 10/28/18, strike $42.325*	43,000	761,100
Wells Fargo & Co. Warrant 10/28/18, strike $33.942*	43,900	687,474

TOTAL WARRANTS - 6.84%		1,448,574

(Cost: $1,056,682)

MONEY MARKET FUND - 3.64%
Fidelity Institutional Money Market Fund 0.35%**	769,341	769,341

(Cost: $769,341)

TOTAL INVESTMENTS - 99.55%		21,061,573
(Cost: $16,099,274)
Other assets net of liabilities - 0.45%		94,795

NET ASSETS - 100.00%		$21,156,368

* Non-Income producing
** Effective 7 day yield as of March 31, 2016.
ADR - Security represented is held by the custodian in the form of American Depository Receipts.

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2016 (unaudited)

ASSETS
Investments at fair value (identified cost of $16,099,274) (Note 1)	$21,061,573
Receivable for capital stock sold	61,369
Dividends and interest receivable	23,849
Prepaid expenses	27,643

TOTAL ASSETS	21,174,434

LIABILITIES
Liabilities in excess of bank balance	1,822
Accrued investment management fees	11,384
Accrued 12b-1 fees	870
Accrued administration, accounting and transfer agent fees	2,591
Other accrued expenses	1,400

TOTAL LIABILITIES	18,066

NET ASSETS	$21,156,368

Net Assets Consist of:
Paid-in-capital applicable to 1,522,296 no par value shares of beneficial interest outstanding, unlimited shares authorized	$16,348,904
Accumulated undistributed net investment income (loss)	40,147
Accumulated net realized gain (loss) on investments	(194,982)
Net unrealized appreciation (depreciation) of investments	4,962,299

Net Assets	$21,156,368

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A
($11,760,569/ 837,308 shares outstanding)	$14.05

MAXIMUM OFFERING PRICE PER SHARE INCLUDING SALES CHARGE OF 5.75% ($14.05 / .9425)	$14.91

Class C
($9,395,799 / 684,988 shares outstanding)	$13.72

REDEMPTION PRICE PER SHARE INCLUDING CDSC FEE OF 1% ($13.72 X .99)	$13.58

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
STATEMENT OF OPERATIONS
Six months ended March 31, 2016 (unaudited)

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $5,767)	$255,060
Interest	556

Total investment income	255,616

EXPENSES
Investment management fees (Note 2)	103,780
12b-1 fees (Note 2)
Class A	14,647
Class C	45,192
Recordkeeping and administrative services (Note 2)	15,000
Accounting fees (Note 2)	12,500
Custody fees	1,738
Transfer agent fees (Note 2)	8,549
Professional fees	17,732
Filing and registration fees	4,828
Trustee fees	1,980
Compliance fees	3,277
Shareholder servicing and reports	8,052
Other	10,467

Total expenses	247,742
Fee waivers (Note 2)	(32,232)

Net expenses	215,510

Net investment income (loss)	40,106

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(184,498)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,037,870

Net realized and unrealized gain (loss) on investments	853,372

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$893,478

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended
	March 31, 2016	Year ended
	(unaudited)	September 30, 2015

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$40,106	$69,746
Net realized gain (loss) on investments	(184,498)	473,223
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,037,870	(2,026,836)

Increase (decrease) in net assets from operations	893,478	(1,483,867)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(65,188)	(87,572)
Class C	-	(4,107)
Net realized gain
Class A	(219,758)	(178,731)
Class C	(170,831)	(119,854)

Decrease in net assets from distributions	(455,777)	(390,264)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Class A	313,661	1,100,245
Class C	727,740	1,270,399
Distributions reinvested
Class A	284,946	230,219
Class C	170,831	99,987
Shares redeemed
Class A	(758,025)	(1,501,419)
Class C	(117,041)	(582,607)

Increase (decrease) in net assets from capital stock transactions	622,112	616,824

NET ASSETS
Increase (decrease) during period	1,059,813	(1,257,307)
Beginning of period	20,096,555	21,353,862

End of period (including accumulated undistributed net investment income (loss) of $40,147 and $65,229, respectively)	$21,156,368	$20,096,555

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A

	Six months		Year ended September 30,						Period

	ended								December 29, 2010*
	March 31, 2016								through
	(unaudited)		2015	2014	2013		2012		September 30, 2011

Net asset value, beginning of period	$13.75		$15.04	$12.95	$10.44		$8.54		$10.00

Investment activities
Net investment income (loss)(1)	0.05		0.09	0.10	0.06		0.07		–	(A)
Net realized and unrealized gain (loss) on investments	0.59		(1.08)	2.27	2.53		1.84		(1.46)

Total from investment activities	0.64		(0.99)	2.37	2.59		1.91		(1.46)

Distributions
Net investment income	(0.08)		(0.10)	–	(0.08)		(0.01)		–
Net realized gain	(0.26)		(0.20)	(0.28)	–	(A)	–	(A)	–

Total distributions	(0.34)		(0.30)	(0.28)	(0.08)		(0.01)		–

Net asset value, end of period	$14.05		$13.75	$15.04	$12.95		$10.44		$8.54

Total Return	2.18%	**	(6.70% )	18.45%	24.92%		22.38%		(14.60%	)**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.06%	***	1.99%	2.10%	2.43%		2.87%		5.32%	***
Expenses, net of fee waivers and reimbursements	1.75%	***	1.75%	1.75%	1.75%		1.75%		1.75%	***
Net investment income (loss)	0.71%	***	0.62%	0.71%	0.50%		0.66%		(0.04%	)***
Portfolio turnover rate	9.26%	**	11.11%	6.90%	10.43%		3.86%		0.53%	**
Net assets, end of period (000’s)	$11,761		$11,665	$12,932	$11,358		$8,531		$4,825

(1) Per share amounts calculated using the average share method.

* Commencement of operations
** Not annualized
*** Annualized

(A) Less than $0.01 per share

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class C

	Six months		Year ended September 30,						Period

	ended								April 14, 2011*
	March 31, 2016								through
	(unaudited)		2015	2014	2013		2012		September 30, 2011

Net asset value, beginning of period	$13.41		$14.69	$12.75	$10.33		$8.51		$10.23

Investment activities
Net investment income (loss)(1)	–	(A)	(0.02)	(0.01)	(0.03)		(0.01)		(0.03)
Net realized and unrealized gain (loss) on investments	0.57		(1.05)	2.23	2.51		1.83		(1.69)

Total from investment activities	0.57		(1.07)	2.22	2.48		1.82		(1.72)

Distributions
Net investment income	–		(0.01)	–	(0.06)		–		–
Net realized gain	(0.26)		(0.20)	(0.28)	–	(A)	–	(A)	–

Total distributions	(0.26)		(0.21)	(0.28)	(0.06)		–		–

Net asset value, end of period	$13.72		$13.41	$14.69	$12.75		$10.33		$8.51

Total Return	2.31%	**	(7.39% )	17.55%	24.10%		21.41%		(16.81%	)**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.81%	***	2.74%	2.85%	3.18%		3.62%		5.26%	***
Expenses, net of fee waivers and reimbursements	2.50%	***	2.50%	2.50%	2.50%		2.50%		2.50%	***
Net investment income (loss)	(0.04%	)***	(0.13% )	(0.04% )	(0.25%	)	(0.09%	)	(0.69%	)***
Portfolio turnover rate	9.26%	**	11.11%	6.90%	10.43%		3.86%		0.53%	**
Net assets, end of period (000’s)	$9,396		$8,431	$8,422	$5,334		$3,012		$1,166

(1) Per share amounts calculated using the average share method.

* Commencement of operations
** Not annualized
*** Annualized

(A) Less than $0.01 per share

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2016 (unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Union Street Partners Value Fund (the “Fund”) is a series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended. The Fund is a diversified open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund commenced operations on December 29, 2010. The Fund currently offers Class A, & Class C, and Advisor Class shares.

The investment objective is to achieve capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges (including ETFs and warrants) or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS - continued
March 31, 2016 (unaudited)

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stock	$18,843,658	$–	$–	$18,843,658
Warrants	1,448,574	–	–	1,448,574
Money Market Fund	769,341	–	–	769,341

	$20,061,573	$–	$–	$20,061,573

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector.

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS - continued
March 31, 2016 (unaudited)

There were no transfers into or out of any levels during the six months ended March 31, 2016. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the six months ended March 31, 2016.

Warrants

The Fund can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the Fund the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Fund has no obligation to exercise the warrant and buy the stock.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis. Distributions from underlying ETF investments are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS - continued
March 31, 2016 (unaudited)

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended March 31, 2016, there were no such reclassifications.

Class Net Asset Value and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The Fund currently offers three classes of shares. Class A shares include a maximum front-end sales charge of 5.75% and a maximum deferred sales charge of 2% on the proceeds of certain redemptions of Class A shares made within 360 days of purchase if those shares were purchased without paying a front-end sales charge. Class A shares may be purchased without a front-end sales charge in amounts of $1,000,000 or more. Class C shares include a maximum deferred sales charge of 2% on the proceeds of Class C shares redeemed within 1 year of purchase. As of March 31, 2016, there were no Advisor Class shares outstanding.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Effective March 31, 2011, the Fund’s shareholders approved an Investment Advisory Agreement between Union Street Partners, LLC (“USP”) and the Fund

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS - continued
March 31, 2016 (unaudited)

and also an investment sub-advisory agreement between USP and McGinn Investment Management, Inc. (“McGinn”). McGinn and USP are affiliated investment advisors. Mr. Bernard F. McGinn, the Fund’s portfolio manager, is a majority shareholder of McGinn and McGinn owns 50% of USP.

Pursuant to the Investment Advisory Agreement, USP provides investment advisory services for an annual fee of 1.00% of average daily net assets. USP analyzes economic and market trends, periodically assesses the Fund’s investment policies and recommends changes regarding the policies to the Board where appropriate. USP evaluates the performance of McGinn in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, McGinn is responsible for the day-to-day continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, McGinn is entitled to receive a sub-advisory fee of 0.50% of average daily net assets. McGinn’s fee for sub-advisory services is paid by USP from the investment advisory fees it receives and not by the Fund. For the six months ended March 31, 2016, USP earned $103,780 and waived $32,231 in advisory fees pursuant to an expense limitation arrangement as described below. decision making with respect to the Fund’s investment program. McGinn, with USP’s oversight, manages the investment and reinvestment of the assets of the Fund, USP, entered into an expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to January 31, 2017. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The total amount of recoverable reimbursements as of March 31, 2016 was $250,342 which expires as follows:

September 30, 2016	$96,024
September 30, 2017	69,528
September 30, 2018	52,559
September 30, 2019	32,231

$250,342

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS - continued
March 31, 2016 (unaudited)

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class A and Class C shares may finance activities which are primarily intended to result in the sale of the Fund’s Class A and Class C shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund may incur such distribution expenses at the rate of 0.25% and 1.00% per annum on the Fund’s Class A and Class C average daily net assets, respectively. For the six months ended March 31, 2016, there were $14,647 and $45,192 of 12b-1 fees incurred by Class A and Class C shares, respectively.

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the six months ended March 31, 2016, FDCC received $269 of underwriting fees from the sale of Fund shares. In addition, FDCC receives a contingent deferred sales charge (“CDSC”) of 2% for certain Fund share redemptions occurring within 360 days of purchase on Class A shares if those shares were purchased without paying a front-end sales load and 1% CDSC on redemptions within one year of purchase on Class C shares. During the six months ended March 31, 2016, FDCC received no CDSC fees.

Commonwealth Fund Services, Inc. (“CFSI”), acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFSI provides shareholder, recordkeeping, administrative and blue-sky filing services and earned $15,000 for its services for the six months ended March 31, 2016. As the Fund’s transfer agent and dividend disbursing agent, CFSI earned $8,549 for its services for the six months ended March 31, 2016. As pricing agent, CFSI earned $12,500 for its accounting services for the six months ended March 31, 2016.

Certain officers of the Trust are also officers and/or directors of FDCC and CFSI. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 - INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended March 31, 2016 aggregated $1,875,323 and $2,414,779, respectively.

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS - continued
March 31, 2016 (unaudited)

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the six months ended March 31, 2016 and the year ended September 30, 2015 was as follows:

	Six months ended
	March 31, 2016	Year ended
	(unaudited)	September 30, 2015

Distributions paid from:
Ordinary income	$65,188	$91,679
Realized gains	390,589	298,585

	$455,777	$390,264

As of March 31, 2016, the components of distributable earnings on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$40,147
Accumulated net realized gain (loss) on investments	(194,982)
Net unrealized appreciation (depreciation) of investments	4,962,299

$4,807,464

Cost of securities for Federal Income tax purposes is $16,099,274 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,519,000
Gross unrealized depreciation	(556,701)

Net unrealized appreciation	$4,962,299

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS - continued
March 31, 2016 (unaudited)

NOTE 5 - CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Class A Shares		Class C Shares
	Six months ended		Six months ended
	March 31, 2016		March 31, 2016
	(unaudited)		(unaudited)

	Shares	Value	Shares	Value

Shares purchased	22,870	$313,661	52,606	$727,740
Shares reinvested	19,899	284,946	12,185	170,831
Shares redeemed	(53,912)	(758,025)	(8,517)	(117,041)

Net increase (decrease)	(11,143)	$(159,418)	56,274	$781,530

	Class A Shares		Class C Shares
	Year ended		Year ended
	September 30, 2015		September 30, 2015

	Shares	Value	Shares	Value

Shares purchased	74,520	$1,100,245	88,740	$1,270,399
Shares reinvested	15,524	230,219	6,872	99,987
Shares redeemed	(101,607)	(1,501,419)	(40,225)	(582,607)

Net increase (decrease)	(11,563)	$(170,955)	55,387	$787,779

NOTE 6 - NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investment in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investment measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for Fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS - continued
March 31, 2016 (unaudited)

NOTE 7 - SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISOR CONTRACT RENEWAL

At a meeting held on November 5 and 10-11, 2015, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement between the Trust and Union Street Partners, LLC (the “Adviser”) in regard to the Union Street Partners Value Fund (the “Union Street Fund”) and the Sub-Advisory Agreement between the Adviser and McGinn Investment Management, Inc. (the “Sub-Adviser”) on behalf of the Fund (collectively, the “Advisory Agreements”).

Counsel reviewed with the Board the memorandum from Counsel dated October 13, 2015, and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreements. A copy of this memorandum was circulated to the Trustees in advance of the meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser; (ii) the investment performance of the Union Street Fund; (iii) the costs of the services to be provided and profits to be realized by the Adviser and Sub-Adviser from the relationship with the Union Street Fund; (iv) the extent to which economies of scale would be realized if the Union Street Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Union Street Fund’s investors; and (v) the Adviser’s and Sub-Adviser’s practices regarding possible conflicts of interest.

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”) - continued

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s and Sub-Adviser’s presentations earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreements, including: (i) reports regarding the services and support provided to the Union Street Fund and its shareholders; (ii) quarterly assessments of the investment performance of the Union Street Fund; (iii) commentary on the reasons for the performance; (iv) presentations by Union Street Fund management addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the Union Street Fund; (v) compliance reports concerning the Union Street Fund, the Adviser and the Sub-Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser and Sub-Adviser; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser and Sub-Adviser, including financial information, a description of personnel and the services provided to the Union Street Fund, information on investment advice, performance, summaries of Union Street Fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Union Street Fund; (iii) the anticipated effect of size on the Union Street Fund’s performance and expenses; and (iv) benefits to be realized by the Adviser and Sub-Adviser from their relationship with the Union Street Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreements and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of the Services Provided by the Adviser and Sub-Adviser.

In considering the nature, extent, and quality of the services provided by the Adviser and the Sub-Adviser, the Trustees reviewed the responsibilities of the Adviser and the Sub-Adviser under the Advisory Agreements. The Trustees reviewed the services being provided by the Adviser and Sub-Adviser to the Union Street Fund, including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); the process for formulating investment recommendations and assuring compliance with the Union Street Fund’s investment objective, strategies, and

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”) - continued

limitations, as well as for ensuring compliance with regulatory requirements; the coordination of services for the Union Street Fund among the service providers and the Independent Trustees; the Adviser’s efforts to promote the Union Street Fund and grow its assets and the Adviser’s oversight of the Sub-Adviser. The Trustees evaluated the Adviser’s and Sub-Adviser’s personnel, including the education and experience of the Adviser’s and Sub-Adviser’s personnel. The Trustees considered the expense limitation agreement in place for the Union Street Fund and the Adviser’s renewal of that agreement through January 31, 2017. The Trustees also considered the letters of support from each of the Adviser and Sub-Adviser to the Union Street Fund. The Trustees considered recent marketing efforts of the Adviser and Sub-Adviser and their determination to add a new share class to the Union Street Fund to better gain access to certain prospective investors. After reviewing the foregoing information and further information in the materials provided by the Adviser and Sub-Adviser (including the Adviser’s and Sub-Adviser’s Form ADV and other relevant disclosures), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser were satisfactory and adequate for the Union Street Fund.

Investment Performance of the Union Street Fund, the Adviser and the Sub-Adviser.

In considering the investment performance of the Union Street Fund and the Sub-Adviser, the Trustees compared the short and long-term performance of the Union Street Fund with the performance of funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data. The Trustees also compared the short and long-term performance of the Union Street Fund with the performance of other accounts managed by the Sub-Adviser with similar objectives, strategies and holdings as those of the Union Street Fund. The Trustees noted that for the year-to-date period the Union Street Fund is outperforming its category average, the S&P 500® Index, and the Russell 1000 Value Index. The Trustees noted that the one year data trailed the S&P 500® Index and its peer category. The Trustees also reviewed the three-year performance information, but noted that the Union Street Fund does not yet have five-year data. The Trustees noted that the Union Street Fund tracked closely its peers and the S&P 500® Index and the Russell 1000 Value Index for both the short and longer-term periods. It was noted that the Union Street Fund’s returns were relatively comparable to those of the Sub-Adviser’s separately managed accounts. After reviewing and discussing the investment performance of the Fund further, the Adviser’s and Sub-Adviser’s experience managing the Union Street Fund, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Union Street Fund and the Sub-Adviser was satisfactory.

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”) - continued

Costs of the Services to be provided and profits to be realized by the Adviser and Sub-Adviser.

In considering the costs of the services to be provided and profits to be realized by the Adviser and the Sub-Adviser from the relationship with the Union Street Fund, the Trustees considered: the Adviser’s and Sub-Adviser’s financial condition and the level of commitment to the Union Street Fund, the Adviser and the Sub-Adviser by the principals of the Adviser and the Sub-Adviser; the asset level of the Union Street Fund; the overall expenses of the Union Street Fund; and the nature and frequency of advisory fee payments. The Trustees reviewed information provided by the Adviser and Sub-Adviser regarding its profits associated with managing the Union Street Fund. The Trustees noted that the Adviser continues to remain profitable with regard to the Union Street Fund. The Trustees also considered potential benefits for the Adviser and Sub-Adviser in managing the Union Street Fund. The Trustees then compared the fees and expenses of the Union Street Fund (including the management fee) to other comparable mutual funds. The Trustees considered the split of the management fees paid to the Adviser versus that paid to the Sub-Adviser. The Trustees also considered the fees charged by the Sub-Adviser to manage separate accounts similar to the Union Street Fund. The Trustees noted that the Union Street Fund’s management fee for the Union Street Fund was in the higher part of the range of management fees charged by comparably sized funds, but that the overall expense ratios (after taking into the effect of the expense limitation arrangements) were comparable. Based on the foregoing, the Board concluded that the fees to be paid to the Adviser and Sub-Adviser by the Union Street Fund and the profits to be realized by the Adviser and Sub-Adviser, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser and Sub-Adviser.

Economies of Scale.

The Board next considered the impact of economies of scale on the Union Street Fund’s size and whether advisory fee levels reflect those economies of scale for the benefit of the Union Street Fund’s investors. The Trustees considered that while the management fee remained the same at all asset levels, the Union Street Fund’s shareholders had experienced benefits from the Union Street Fund’s expense limitation arrangement. The Trustees noted that the Union Street Fund’s shareholders would continue to experience benefits from the expense limitation arrangement until the Union Street Fund’s expenses fell below the cap set by the arrangement. Thereafter, the Trustees noted that the Union Street Fund’s shareholders would continue to benefit from economies of scale under the Union Street Fund’s agreements with service providers other than the Adviser. In light of its ongoing consideration of the Union Street Fund’s asset levels, expectations for growth in the Union Street Fund, and fee levels, the Board determined that the

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”) - continued

Union Street Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser and Sub-Adviser.

Adviser’s and Sub-Adviser’s Practices Regarding Possible Conflicts of Interest and Benefits to the Adviser and Sub-Adviser.

In considering the Adviser’s and Sub-Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Union Street Fund; the basis of decisions to buy or sell securities for the Union Street Fund; and the substance and administration of the Adviser’s and Sub-Adviser’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to the Adviser’s potential conflicts of interest. It was noted that the Adviser and Sub-Adviser identified specific benefits, including the receipt of advisory fees from their relationship with the Union Street Fund as being potential soft dollar type benefits in the case of the Sub-Adviser, and in the case of the Adviser, the Union Street Fund may serve as a vehicle for small accounts among other potential indirect benefits. Based on the foregoing, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest, as well as the benefits to be derived by the Adviser and the Sub-Adviser were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreements were fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreements for an additional one-year term.

UNION STREET PARTNERS VALUE FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 360 days of purchase of Class A shares and within one year of purchase for Class C shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, October 1, 2015, and held for the six months ended March 31, 2016.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this six months.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

UNION STREET PARTNERS VALUE FUND
FUND EXPENSES (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A Shares	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Six months October 1, 2015 through March 31, 2016
Actual	$1,000	$1,046.27	$8.95
Hypothetical (5% return before expenses)	$1,000	$1,016.25	$8.82

Class C Shares	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Six months October 1, 2015 through March 31, 2016
Actual	$1,000	$1.042.41	$12.77
Hypothetical (5% return before expenses)	$1,000	$1,012.50	$12.58

* - Expenses are equal to the Fund’s annualized expense ratio of 1.75% and 2.50% multiplied by the average account value for the six months, multiplied by 183 in the most recent fiscal half year for Class A and Class C, respectively, divided by 366 days in the current year.

Investment Adviser:

Union Street Partners, LLC
1421 Prince Street, Suite 400
Alexandria, Virginia 22314

Investment Sub-Adviser:

McGinn Investment Management, Inc.
277 South Washington Street, Suite 340
Alexandria, Virginia 22314

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Administration and Fund Accounting:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

Legal Counsel:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds Trust investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 673-0550 Toll Free.

ITEM 2.                 CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.                 AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.                 PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.                 AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                 SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.                 DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                 PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                 PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.               SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.               CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-5(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                 EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: June 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: June 6, 2016

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: June 6, 2016

* Print the name and title of each signing officer under his or her signature.